CURRENCY GAINS / (LOSSES) (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Schedule of Currency Gains and Losses Included in Income from Operations

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2023	2022	2023	2022
Included in Revenue	18	(1)	(1)	(2)	(2)
Included in Cost of sales		—	2	(1)	2
Included in Other gains and losses - net		(1)	(8)	5	(7)
Total		(2)	(7)	2	(7)

Realized exchange gains / (losses) on foreign currency derivatives - net	18	4	(2)	6	(1)
Unrealized losses on foreign currency derivatives - net	18	(6)	(6)	(3)	(7)
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		—	1	(1)	1
Total		(2)	(7)	2	(7)